Statement of changes in equity (Statement) - BRL (R$) R$ in Thousands	Total	Issued capital [member]	Reserves	Accumulated other comprehensive income [member]	Retained earnings [member]	Treasury shares [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Equity at beginning of period at Dec. 31, 2021	R$ 8,449,784	R$ 13	R$ 2,728,396	R$ (72,284)	R$ 0	R$ 0	R$ 2,656,125	R$ 5,793,659
Profit (loss)	(14,079)				(11,090)		(11,090)	(2,989)
Constitution/ reversion of reserves	0		(11,090)		11,090		0
Increase (decrease) of capital in cash flow from financing activities	0
Cost associated with issuing capital securities	0
Interest on equity / dividends	(75,898)		38,056				38,056	37,842
Net change in fair value - financial assets at FVOCI	(137,373)			(137,373)			(137,373)
Income tax relating to exchange differences on translation of foreign operations included in other comprehensive income	(10,671)			10,671			10,671
Reflex reserve	125,299		(125,299)				(125,299)
Effects of corporate reorganization	(977,765)		5,283,314	(604,973)			4,678,341	(5,656,106)
Others	(19,595)		(19,595)				(19,595)
Equity at end of period at Dec. 31, 2022	7,089,104	13	7,817,670	(825,301)	0	0	6,992,382	96,722
Other comprehensive income	(753,017)
Profit (loss)	352,260				302,343		302,343	49,917
Constitution/ reversion of reserves	0		302,343		(302,343)		0
Increase (decrease) of capital in cash flow from financing activities	0
Cost associated with issuing capital securities	0
Interest on equity / dividends	(23,600)						0	23,600
Net change in fair value - financial assets at FVOCI	160,233			160,233			160,233
Income tax relating to exchange differences on translation of foreign operations included in other comprehensive income	(22,604)			22,604			22,604
Gains and losses - Hedge	12,163			12,163			12,163
Repurchase of treasury shares	(16,409)					(16,409)	(16,409)
Share-based payment transactions	0		(16,409)			16,409	0
Reflex reserve	44,217		44,217				44,217
Others	1,327		(536)	21			(515)	1,842
Equity at end of period at Dec. 31, 2023	7,596,691	13	8,147,285	(675,488)	0	0	7,471,810	124,881
Other comprehensive income	149,813
Profit (loss)	972,841				907,132		907,132	65,709
Constitution/ reversion of reserves	0		907,132		(907,132)		0
Increase (decrease) of capital in cash flow from financing activities	823,036		823,036				823,036
Cost associated with issuing capital securities	(38,768)		(38,768)				(38,768)
Interest on equity / dividends	(82,080)		68,813				68,813	13,267
Net change in fair value - financial assets at FVOCI	(382,879)			(382,879)			(382,879)
Income tax relating to exchange differences on translation of foreign operations included in other comprehensive income	251,551			(251,551)			(251,551)
Gains and losses - Hedge	92,014			(92,014)			(92,014)
Repurchase of treasury shares	(18,954)					(18,954)	(18,954)
Share-based payment transactions	0		(18,954)			18,954	0
Reflex reserve	43,074		43,074				43,074
Others	(191)						0	(191)
Equity at end of period at Dec. 31, 2024	9,072,307	R$ 13	R$ 9,793,992	R$ (898,830)	R$ 0	R$ 0	R$ 8,895,175	R$ 177,132
Other comprehensive income	R$ (223,342)